Schedule of convertible notes (Details) (Parenthetical) - USD ($)					1 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 15, 2024	May 26, 2023	May 15, 2023	Jan. 31, 2025	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2024	May 12, 2023
Line of Credit Facility [Line Items]
Advisory services payment							$ 1,723,632	$ 1,282,865	$ 2,364,263
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Shares converted	35,000					35,000
Advisory services payment		$ 180,000		$ 180,000
Debt principal amount				$ 712,254						$ 712,254	$ 731,373
Accrued interests				8.00%						8.00%
Convirtible note agreegate amount	$ 889,000			$ 911,373						$ 911,373
Debt with unpaid and accured interest										$ 731,373
James Tan Settlement Agreement [Member] | Mr Meng Dong Tan [Member]
Line of Credit Facility [Line Items]
Debt principal amount			$ 22,500
Accrued interests			8.00%
Debt with unpaid and accured interest			$ 24,004
Maturity date			Mar. 15, 2024
Debt amount convertible			$ 24,004
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted					167
Interest rate							6.00%
Maturity date							Jan. 01, 2025
Sarina Binti Md Amin [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted							33
Interest rate							6.00%
Maturity date							Feb. 01, 2025
Meng Dong James Tan [Member] | 8i Holdings 2 Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Lender interest rate							10.00%
Mr. Meng Dong (James) Tan [Member]
Line of Credit Facility [Line Items]
Interest rate							10.00%